DIGITAL ASSETS	12 Months Ended
Dec. 31, 2025
Digital Assets
DIGITAL ASSETS

NOTE 9 — DIGITAL ASSETS

	As of December 31,
	2025	2024

Digital assets
Bitcoin Treasury – freely-traded	$1,414,474	$10,550,934
Bitcoin Treasury – restricted (1)	13,486,847	19,890,199
Total	$14,901,321	$30,441,133

(1)	During the year ended December 31, 2025, the Group entered into a series of loan agreements with Ledn Cayman SEZC Inc.,with an aggregate principal amount of US$12.04 million. All loans have a 12-month term, bear annual interest rates ranging from 10.4% to 11.5%, and require a single full payment of principal and accrued interest on the maturity date; the Group may prepay the loans in whole or in part without penalty. The loan proceeds are used to purchase additional Bitcoin, with the collateral managed in accordance with the agreements’ terms. As of December 31, 2025, the outstanding principal loan balance of US$7,900,000 and an outstanding accrued interest was US$610,498, and the loans were secured by Bitcoin held in designated custodial wallets (restricted from trading), with the aggregate collateral amount totalling approximately 154 Bitcoin.

On December 30, 2024, the Group has entered into a loan with a commercial lender for US$10 million principal amount loan to purchase Bitcoin. The loan has an 18-month term and bears interest at 13.9% per annum, with interest repaid monthly over the18-month term and the principal payable in full at the end of the term. The Group may repay the loan early with no penalty. The loan is secured against the Group’s current Bitcoin Treasury. On December 27, 2024, US$19,490,644 equivalent of Bitcoin (around 208.7180 Bitcoin) were transferred out from Coinbase and transferred into Arch Platform in order to secure the commercial loan, which would be restricted from trading. In return, the US$10 million loan in the form of USDC were sent to Coinbase, and 100% of the loan were used to purchase additional Bitcoin (around 105.7173 Bitcoin). The Group has repaid the loan in advance in April 2025.

For the year ended December 31, 2025, the Group sold an aggregate of approximately 445 bitcoins at an average price of approximately US$96,300 per bitcoin, generating loss from disposal of Bitcoin Treasury of approximately US$5,805,455. On December 31, 2025, the Group revaluated the Bitcoin held in both Coinbase and Ledn Platform at a closing price of US$87,502, and the total Bitcoin Treasury were recorded at US$14,901,322 (US$1,414,474 and US$13,486,848 of Bitcoin Treasury in Coinbase and Ledn Platform, respectively), with revaluation loss recognized at US$3,607,337.

On December 31, 2024, the Group revaluated the Bitcoin held in both Coinbase and Arch Platform at a closing price of US$95,297, and the total Bitcoin Treasury were recorded at US$30,441,133 (US$10,550,934 and US$19,890,199 of Bitcoin Treasury in Coinbase and Arch Platform, respectively), with revaluation gain recognized at US$440,145.